Statement to Certificateholder

	Distribution Information			Deal Information

	1. Distribution Summary			Deal Name:	Residential Accredit Loans Inc, 2007-QS3

	2. Factor Summary			Asset Type:	Mortgage Asset-Backed Pass-Through Certificates

	3. Components Information	(Not Applicable)
				Closing Date:	02/27/2007
4. Interest Summary

				First Distribution Date:	03/25/2007

5. Other Income Detail
				Determination Date:	05/23/2007

	6. Interest Shortfalls, Compensation and Expenses			Distribution Date:	05/25/2007

Record Date:
	7. Prepayment Interest and Basis Risk/Net WAC Shortfall Amounts		(Not Applicable)
Book-Entry:

	8. Collateral Summary			Definitive:	04/30/2007

				Fixed BE:	04/30/2007
9. Repurchase Information

10. Loan Status Report (Delinquencies)
				Trustee:	Deutsche Bank Trust Company Americas
11. Deal Delinquencies (30 Day Buckets)

				Main Telephone:	714-247-6000
12. Loss Mitigation and Servicing Modifications

GMAC-RFC
13. Losses and Recoveries

				Bond Administrator:	Rona Hsu
14. Credit Enhancement Report

				Telephone:	818-260-1508
15. Distribution Percentages

				Pool(s) :	40486,40487
	16. Overcollateralization Summary	(Not Applicable)

17. Excess Cash Flow, Overcollateralization Provisions and Derivative Amounts
(Not Applicable)

18. Performance Tests

	19. Lender Paid Mortgage Insurance	(Not Applicable)

20. Comments

05/29/2007	1:06:35PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors			Page 1 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS3

May 25, 2007

1. Distribution Summary

Class	CUSIP		Original Face Value	Beginning Notional / Principal Balance	Pass - Through Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Loss	Interest Loss	Deferred Interest	Ending Notional/ Principal Balance (1)-(3)-(6)+(8)=(9)

				(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

A-1	75116BAA6	300,000,000.00		294,705,086.75	6.50000000	3,038,682.57	1,596,319.22	4,635,001.79	0.00	0.00	0.00	291,666,404.18

A-2	75116BAB4	300,000,000.00		294,705,086.75	6.00000000	3,038,682.57	1,473,525.43	4,512,208.00	0.00	0.00	0.00	291,666,404.18

A-3	75116BAC2	165,158,000.00		162,243,009.06	6.25000000	1,672,875.79	845,015.67	2,517,891.46	0.00	0.00	0.00	160,570,133.27

A-4	75116BAD0	19,620,000.00		19,620,000.00	6.25000000	0.00	102,187.50	102,187.50	0.00	0.00	0.00	19,620,000.00

A-5	75116BAE8	106,896,000.00		106,896,000.00	6.25000000	0.00	556,750.00	556,750.00	0.00	0.00	0.00	106,896,000.00

A-6	75116BAF5	9,063,000.00		9,063,000.00	6.25000000	0.00	47,203.13	47,203.13	0.00	0.00	0.00	9,063,000.00

A-P	75116BAG3	5,290,212.93		5,265,958.43	0.00000000	24,929.43	0.00	24,929.43	0.00	0.00	0.00	5,241,029.00

			1	1									1
A-V	75116BAH1	971,611,636.86		958,014,243.83	0.37756721	0.00	301,428.97	301,428.97	0.00	0.00	0.00	950,210,007.49

R	75116BAJ7	200.00		0.00	6.25000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-1	75116BAL2	32,063,500.00		32,030,245.09	6.25000000	14,210.10	166,824.19	181,034.29	0.00	0.00	0.00	32,016,034.99

M-2	75116BAM0	11,173,500.00		11,161,911.32	6.25000000	4,951.94	58,134.95	63,086.89	0.00	0.00	0.00	11,156,959.38

M-3	75116BAN8	8,258,700.00		8,250,134.42	6.25000000	3,660.14	42,969.45	46,629.59	0.00	0.00	0.00	8,246,474.28

P	75116BAS7	100.00		0.00	0.00000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

B-1	75116BAP3	5,829,700.00		5,823,653.68	6.25000000	2,583.64	30,331.53	32,915.17	0.00	0.00	0.00	5,821,070.04

B-2	75116BAQ1	4,372,200.00		4,367,665.34	6.25000000	1,937.70	22,748.26	24,685.96	0.00	0.00	0.00	4,365,727.64

B-3	75116BAR9	3,886,523.93		3,882,492.99	6.25000000	1,722.45	20,221.32	21,943.77	0.00	0.00	0.00	3,880,770.54

Deal Totals		971,611,636.86		958,014,243.83		7,804,236.33	5,263,659.62	13,067,895.95	0.00	0.00	0.00	950,210,007.50

1.Notional Balance

05/29/2007	1:06:35PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 2 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS3

May 25, 2007

2. Factor Summary
Amount /Original Amount per $1000 unit)

Class	CUSIP	Beginning Notional/ Principal Balance Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Deferred Interest Factor	Interest Shortfall Factor	Ending Notional/ Principal Balance Factor

A-1	75116BAA6	982.35028917	10.12894190	5.32106407	15.45000597	0.00000000	0.00000000	972.22134727

A-2	75116BAB4	982.35028917	10.12894190	4.91175143	15.04069333	0.00000000	0.00000000	972.22134727

A-3	75116BAC2	982.35028918	10.12894192	5.11640774	15.24534967	0.00000000	0.00000000	972.22134726

A-4	75116BAD0	1,000.00000000	0.00000000	5.20833333	5.20833333	0.00000000	0.00000000	1,000.00000000

A-5	75116BAE8	1,000.00000000	0.00000000	5.20833333	5.20833333	0.00000000	0.00000000	1,000.00000000

A-6	75116BAF5	1,000.00000000	0.00000000	5.20833389	5.20833389	0.00000000	0.00000000	1,000.00000000

A-P	75116BAG3	995.41521290	4.71236798	0.00000000	4.71236798	0.00000000	0.00000000	990.70284492

A-V	75116BAH1	986.00532094	0.00000000	0.31023606	0.31023606	0.00000000	0.00000000	977.97306191

R	75116BAJ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

M-1	75116BAL2	998.96284217	0.44318618	5.20293137	5.64611755	0.00000000	0.00000000	998.51965600

M-2	75116BAM0	998.96284244	0.44318611	5.20293104	5.64611715	0.00000000	0.00000000	998.51965633

M-3	75116BAN8	998.96284161	0.44318597	5.20293145	5.64611743	0.00000000	0.00000000	998.51965564

P	75116BAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

B-1	75116BAP3	998.96284200	0.44318576	5.20293154	5.64611730	0.00000000	0.00000000	998.51965624

B-2	75116BAQ1	998.96284250	0.44318650	5.20293216	5.64611866	0.00000000	0.00000000	998.51965601

B-3	75116BAR9	998.96284184	0.44318523	5.20293207	5.64611730	0.00000000	0.00000000	998.51965661

Deal Factor :	97.79730619%

05/29/2007	1:06:35PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 3 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS3

May 25, 2007

4. Interest Summary
The following section only reports information for classes that have accrued interest for this distribution.

Class	Accrual Period		Accrual Methodology	Beginning Notional/Principal Balance		Pass- Through Rate	Optimal Interest	Interest Loss	Deferred Interest	Interest Shortfall Amount	Other Income	Interest Distribution (1)-(2)-(3)- (4)+(5)=(6)	Accrued Certificate Interest Remaining Unpaid

	Start	End					(1)	(2)	(3)	(4)	(5)	(6)
A-1	04/01/2007	04/30/2007	30/360	294,705,086.75		6.50000000	1,596,319.22	0.00	0.00	0.00	0.00	1,596,319.22	0.00

A-2	04/01/2007	04/30/2007	30/360	294,705,086.75		6.00000000	1,473,525.43	0.00	0.00	0.00	0.00	1,473,525.43	0.00

A-3	04/01/2007	04/30/2007	30/360	162,243,009.06		6.25000000	845,015.67	0.00	0.00	0.00	0.00	845,015.67	0.00

A-4	04/01/2007	04/30/2007	30/360	19,620,000.00		6.25000000	102,187.50	0.00	0.00	0.00	0.00	102,187.50	0.00

A-5	04/01/2007	04/30/2007	30/360	106,896,000.00		6.25000000	556,750.00	0.00	0.00	0.00	0.00	556,750.00	0.00

A-6	04/01/2007	04/30/2007	30/360	9,063,000.00		6.25000000	47,203.13	0.00	0.00	0.00	0.00	47,203.13	0.00

A-V	04/01/2007	04/30/2007	30/360	958,014,243.83	1	0.37756721	301,428.97	0.00	0.00	0.00	0.00	301,428.97	0.00

M-1	04/01/2007	04/30/2007	30/360	32,030,245.09		6.25000000	166,824.19	0.00	0.00	0.00	0.00	166,824.19	0.00

M-2	04/01/2007	04/30/2007	30/360	11,161,911.32		6.25000000	58,134.95	0.00	0.00	0.00	0.00	58,134.95	0.00

M-3	04/01/2007	04/30/2007	30/360	8,250,134.42		6.25000000	42,969.45	0.00	0.00	0.00	0.00	42,969.45	0.00

B-1	04/01/2007	04/30/2007	30/360	5,823,653.68		6.25000000	30,331.53	0.00	0.00	0.00	0.00	30,331.53	0.00

B-2	04/01/2007	04/30/2007	30/360	4,367,665.34		6.25000000	22,748.26	0.00	0.00	0.00	0.00	22,748.26	0.00

B-3	04/01/2007	04/30/2007	30/360	3,882,492.99		6.25000000	20,221.32	0.00	0.00	0.00	0.00	20,221.32	0.00

Deal Totals				952,748,285.40			5,263,659.62	0.00	0.00	0.00	0.00	5,263,659.62	0.00

1.Notional Balance

5. Other Income Detail

Class	Prepayment Charges

P
0.00

Deal Totals	0.00

05/29/2007	1:06:35PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 4 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS3

May 25, 2007

6. Interest Shortfalls, Compensation and Expenses

	Current Prepayment Interest Shortfall Amount	Compensating Interest	Net Prepayment Interest Shortfall Amount (1) - (2)=(3)	Civil Relief Act	Civil Relief Act	Compensation		Advances		Allowable Expenses per	Non - Recoverable Advances

	(1)	(2)	(3)			Subservicer	Master	Subservicer	Master

Deal Totals	9,383.56	9,383.56	0.00	0	0.00	199,940.02	56,464.44	289,471.88	0.00	0.00	0.00

05/29/2007	1:06:35PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 5 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS3

May 25, 2007

8. Collateral Summary

A. Loan Count and Balances

			Original Loan Count/ Scheduled Principal Balance	Beginning Loan Count/ Scheduled Principal Balance		Scheduled Principal	Curtailments	Payoffs	Matured Loans	Repurchases	Beginning Aggregate Scheduled Principal Balance of Liquidations/ Charge-offs	Ending Loan Count/Scheduled Principal Balance

Deal Totals	Count		3,594	3,549		N/A	477	20	0	0	0	3,529

	Balance/Amount		971,611,636.86	958,014,243.83	425,439.73		291,199.99	7,087,596.62	N/A	0.00	0.00	950,210,007.49

B. Weighted Averages

	Beginning Weighted Average Gross Mortgage Rate	Ending Weighted Average Gross Mortgage Rate	Ending Weighted Average Remaining Amortization Term	Ending Weighted Average Months to Maturity	Beginning Weighted Average Net Mortgage	Ending Weighted Average Net Mortgage	Beginning Weighted Average Unmodified Net Mortgage	Net Weighted Average Cap Rate	Weighted Average Net Rate

Deal Totals
	6.91295852	6.91305063	356.50	354.74	6.59321257	6.59334048	6.59321257	N/A	N/A

C. Constant Prepayment Rate

	1 Month CPR		3 Month CPR	6 Month CPR		12 Month CPR		Life CPR

Deal Totals	8.86%		8.04%					8.04%

9. Repurchases

		Breaches Of Representations	ARM Conversions	Optional Repurchases of Defaulted Loans	Others	Total (1)+(2)+(3)+(4)=(5)
		(1)	(2)	(3)	(4)	(5)

	Count	0	0	0	0	0
Deal Totals

	Scheduled Balance	0.00	0.00	0.00	0.00	0.00

05/29/2007	1:06:35PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 6 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS3

May 25, 2007

10. Loan Status Report
			Delinquency Calculation Method: Mortgage Bankers Association

	Current / Delinquent		Bankruptcy		Foreclosure		REO				Total
Deal Totals

	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Actual Balance	Count	Scheduled Balance

Current	3,375	901,764,409.63	1	203,317.27	0	0.00	0	0.00	0.00	3,376	901,967,726.90

30 days	123	35,058,034.77	0	0.00	0	0.00	0	0.00	0.00	123	35,058,034.77

60 days	20	10,022,814.50	0	0.00	0	0.00	0	0.00	0.00	20	10,022,814.50

90 days	10	3,161,431.32	0	0.00	0	0.00	0	0.00	0.00	10	3,161,431.32

120 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

150 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

180 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

181+ days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

Total	3,528	950,006,690.22	1	203,317.27	0	0.00	0	0.00	0.00	3,529	950,210,007.49

Current	95.64%	94.90%	0.03%	0.02%	0.00%	0.00%	0.00%	0.00%	0.00%	95.66%	94.92%

30 days	3.49%	3.69%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.49%	3.69%

60 days	0.57%	1.05%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.57%	1.05%

90 days	0.28%	0.33%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.28%	0.33%

120 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

150 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

180 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

181+ days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Total	99.97%	99.98%	0.03%	0.02%	0.00%	0.00%	0.00%	0.00%	0.00%	100.00%	100.00%

05/29/2007	1:06:35PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 7 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS3

May 25, 2007

11. Delinquency Data

	Totals			Totals			Totals			Totals			Totals
	Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance

	123	35,058,034.77		0	0.00		0	0.00		0	0.00		0	0.00
1 Month			13 Months			25 Months			37 Months			49 Months

	3.49%	3.69%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	20	10,022,814.50		0	0.00		0	0.00		0	0.00		0	0.00
2 Months			14 Months			26 Months			38 Months			50 Months

	0.57%	1.05%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	10	3,161,431.32		0	0.00		0	0.00		0	0.00		0	0.00
3 Months			15 Months			27 Months			39 Months			51 Months

	0.28%	0.33%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
4 Months			16 Months			28 Months			40 Months			52 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
5 Months			17 Months			29 Months			41 Months			53 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
6 Months			18 Months			30 Months			42 Months			54 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
7 Months			19 Months			31 Months			43 Months			55 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

										0	0.00
	0	0.00		0	0.00		0	0.00					0	0.00

8 Months			20 Months			32 Months			44 Months			56 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
9 Months			21 Months			33 Months			45 Months			57 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
10 Months			22 Months			34 Months			46 Months			58 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

								0.00			0.00
	0	0.00		0	0.00		0			0			0	0.00

11 Months			23 Months			35 Months			47 Months			59 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
12 Months			24 Months			36 Months			48 Months			60+ Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

05/29/2007	1:06:35PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 8 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS3

May 25, 2007

12. Loss Mitigation and Servicing Modifications

		Current		1 Payment		2 Payments		3+ Payments		Foreclosure		REO		Total

	Modification Type	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance

	Capitalizations	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

Deal Totals
	Other
		0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

			Payoffs							Repurchases				Liquidations					Total

		Current Month				Cumulative				Current Month		Cumulative		Current Month		Cumulative			Current Month		Cumulative
Modification Type

		Count		Scheduled Balance		Count	Scheduled Balance		Count		Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count		Scheduled Balance	Count	Scheduled Balance

Deal Totals	Capitalizations		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00

	Other Modifications

		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00

05/29/2007	1:06:35PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 9 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS3

May 25, 2007

13. Losses and Recoveries
A. Current Cycle Realized Losses

	Current Period Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

	Loss Count	0	0	0	0	0

	Beginning Aggregate Scheduled Balance	0.00	0.00	0.00	0.00	0.00
Deal Totals

	Principal Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Interest Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

B. Cumulative Realized Losses

	Cumulative Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

Deal Totals	Loss Count	0	0	0	0	0

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

C. Subsequent Recoveries

	Subsequent Recoveries	Current Period		Cumulative

	Subsequent Recoveries Count		0	0

	Subsequent Recoveries		0.00	0.00
Deal Totals

	Net Loss 1		0.00	0.00

	Net Loss % 2		0.00%	0.00%

1 Total Realized Loss less Subsequent Recoveries
2 Net Loss % of Original Balance

05/29/2007	1:06:35PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 10 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS3

May 25, 2007

D. Default Percentages

Default Loss Percentage	1 Month	3 Months	6 Months	12 Months	Life of Deal

Monthly Default Rate	0.00%	0.00%			0.00%

Constant Default Rate	0.00%	0.00%			0.00%

1-Month MDR (Current Month) = SUM(Beginning Scheduled balances of liquidating loans) / [SUM(Beginning Scheduled loan balances)- SUM(Scheduled Principal payments)]
m-Month = 3, 6, 12, months or the life of deal to date
m-Month MDR(over m months in period where n is current month)= 1-[(1-MDRn-m+1) * (1-MDRn-m+2) *.* (1-MDR n-1) * (1-MDRn)]^(1/m)
CDRm = 1- [(1- MDRm)^12],where m is number of months in period

E. Special Hazard, Fraud Loss, and Bankruptcy

	Special Hazard Amount	Fraud Loss Amount	Bankruptcy Amount

Deal Totals	9,716,116.00	29,148,349.00	353,310.00

14. Credit Enhancement Report

Reserve Accounts
			DEPOSITS		WITHDRAWALS

							Ending Balance

Description	Source	Beginning Balance	Investment Earnings	Other Deposits	Draws	Releases

CLASS P RESERVE-prepayment charges	Residential Funding Company, LLC	0.00	0.00	0.00	0.00	0.00	0.00

05/29/2007	1:06:35PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 11 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS3

May 25, 2007

15. Distribution Percentages

	Beginning Current Super	Beginning Current	Beginning Current	Beginning Current Senior

	0.00000000%	0.00000000%	93.12346148%	100.00000000%

	Ending Percentage

M-1	3.36187906%

M-2	1.17154882%

M-3	0.86593013%

Class M Total:	5.39935801%

B-1	0.61124788%

B-2	0.45842805%

B-3	0.40750459%

Class B Total:	1.47718052%

Ending Percentage uses Beginning Certificate Principal Balance

05/29/2007	1:06:35PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 12 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS3

May 25, 2007

18. Performance Tests

Current Distribution Date >= Target Distribution

Current Distribution Date >= Target Distribution Date	False

Current Senior Pct > Initial Senior Percent

Current Senior Percentage > Original Senior Percentage	False

60+ Dlq Avg Loan Balance / Subordinate Balance

Dlq Average Loan Balance / Class M and B balance Test	True

60+ Dlq Avg Loan Balance <= 2% of Pool Balance

Dlq Average Loan Balance Test	True

Sub Balance Test OR 2% Delinquency Test

Dlq Balance Test	True

Aggregate Realized Loss Pct < Scheduled Loss Pct

Aggregate Realized Loss Test	True

Sr. Accel. % Trigger - 1st Trigger Event

1st Senior Accelerated Stepdown Test	True

60+ Dlq Avg Loan Balance <= 4% of Avg Pool Balance

2nd 60+ Delinquent Average Loan Balance Test	True

Aggregate Realized Loss Pct < Scheduled Loss Pct

Aggregate Realized Loss Percentage < 2nd Scheduled Loss Percentage	True

Sr. Accel. % Trigger - 2nd Trigger Event

2nd Senior Accelerated Stepdown Test	True

60+ Delinq Balance OR Aggregate Loss Test

1st or 2nd Sr. Accel Stepdown Test	True

Senior Accelerated Stepdown Date and Trigger Event

Senior Accelerated Stepdown Trigger in effect?	False

05/29/2007	1:06:35PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 13 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS3

May 25, 2007

B-1, B-2, B-3 BegBal/PoolBal

Class B-1 Prepayment Distribution Trigger	False

Class B-2 Prepayment Distribution Trigger	False

Class B-3 Prepayment Distribution Trigger	False

Class M-2 Prepayment Distribution Trigger	False

Class M-3 Prepayment Distribution Trigger	False

20. Comments

Comments:	Credit Support Depletion Date has not occurred

ERISA Text:	Each beneficial owner of any Certificate (or any interest therein) which provides credit enhancement for any other Certificate and is available in book-entry form, including any such

Class M Certificate, shall be deemed to have represented, by virtue of its acquisition or holding of such Certificate (or interest therein), that either: a) it is not an employee benefit or other plan subject to the prohibited transaction provision of the Employee Retirement Income Security Act of 1974, as amended('ERISA'), or Section 4975 of the Internal Revenue
Code of 1986, as amended (a 'Plan'), or any other person (including an investment manager, a named fiduciary or a trustee of any Plan) acting, directly or indirectly, on behalf of purchasing any Certificate with 'plan assets' of any Plan; or b) (i) the transferee is an insurance company, (ii) the source of funds to be used by it to purchase the Certificates is an
'insurance company general account' (within the meaning of Department of Labor Prohibited Transaction Class Exemption ('PTCE') 95-60), and (iii) the conditions set forth in
Section I and III of PTCE 95-60 have been satisfied. Any purported beneficial owner of any such book-entry Certificate (or interest therein) to whom either (a) or (b) above does not apply shall indemnify and hold harmless the Company, the Trustee, the Master Servicer, any Subservicer, and the Trust Fund from and against any and all liabilities, claim, cost or expenses incurred by such parties as a result of its acquisition or holding of such Certificate.

05/29/2007	1:06:35PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 14 of 14

Statement To Certificateholder

Residential Accredit Loans, Inc. 2007-QS3

May 25, 2007

Cash Flow Received and Uses of Funds

Cash Flow Received	Amount

Principal and Interest Payments	13,114,976.84
Prepayment Premium	0.00
Liquidation and Insurance Proceeds	0.00
Subsequent Recoveries	0.00
Repurchase Proceeds	0.00
Other Deposits/Adjustments (including Derivative Payment)	9,383.56
Total Deposits	13,124,360.40

Uses of Funds	Amount

Transfer to Certificate Account	13,067,895.95
Reimbursed Advances and Expenses	0.00
Master Servicing Compensation	56,464.44
Derivative Payment	0.00
Total Withdrawals	13,124,360.39

Ending Balance	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix A